Summary of Significant Accounting Policies - Selling, general and administrative costs (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policy [Line Items]
Rent expense and other facilities costs						$ 2,005,583
Stock based compensation	$ 997,979	$ 105,341	$ 1,913,096	$ 1,789	$ 122,032	392,566
Total	16,931,866	6,301,712	37,477,055	17,870,603	28,351,709	22,012,162
Selling, general and administrative costs
Accounting Policy [Line Items]
Compensation and benefits					16,696,017	13,094,579
Rent expense and other facilities costs					7,132,472	5,801,044
Professional fees and consultants					3,211,270	2,789,069
Legal settlement					1,125,000
Stock based compensation	$ 868,515	$ 100,960	$ 1,566,580	$ 71,847	186,950	327,470
Total					$ 28,351,709	$ 22,012,162